INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (1,538)	$ (1,303)
Net Income	(67)	18
Other Comprehensive Income	(200)	(75)	$ (141)
Other	(48)	56
Acquisitions (Dispositions)	(930)	(234)
Net deferred income tax liabilities	(2,783)	(1,538)	(1,303)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	357	239
Net Income	(19)	17
Other Comprehensive Income	0	0
Other	23	4
Acquisitions (Dispositions)	0	97
Net deferred income tax liabilities	361	357	239
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(1,895)	(1,542)
Net Income	(48)	1
Other Comprehensive Income	(200)	(75)
Other	(71)	52
Acquisitions (Dispositions)	(930)	(331)
Net deferred income tax liabilities	$ (3,144)	$ (1,895)	$ (1,542)